Redeemable Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended
	Oct. 26, 2017	May 31, 2016	Oct. 31, 2015	Nov. 30, 2014	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Outstanding preference shares						159,820,917
Preferred Stock
Temporary Equity Disclosure [Abstract]
Preferred stock, shares issued					0		0
Outstanding preference shares					0		0
iQIYI
Temporary Equity Disclosure [Abstract]
Preferred shares financing				$ 300
iQIYI | Convertible notes (the"iQIYI Notes") | Preferred Stock
Temporary Equity Disclosure [Abstract]
Notes converted to preferred shares	$ 1,200
Xiaodu Life Technology Ltd
Temporary Equity Disclosure [Abstract]
Preferred shares financing		$ 100	$ 250
Preferred stock, shares issued		42,105,264	250,000,000